RELATED PARTY TRANSACTIONS (Details Textual) - USD ($)		12 Months Ended
		Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016
Gain (Loss) on Sale of Investments, Total		$ 9,025,511	$ 0	$ 211,818
Baby Tree Inc [Member]
Gain (Loss) on Sale of Investments, Total	[1]	$ 3,043,589	$ 0	$ 0

[1]	As disclosed in Note 14(a)(3), the Group sold part of equity interest in Babytree Inc. to Gongying Fund and recognized $3,043,589 disposal gain.